Offerings	Oct. 17, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares
Amount Registered | shares	388,543,241
Proposed Maximum Offering Price per Unit	0.6450
Maximum Aggregate Offering Price	$ 250,610,390.45
Fee Rate	0.01381%
Amount of Registration Fee	$ 34,609.29
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the Class A ordinary shares, par value $0.000625per share (the “Class A Ordinary Shares”), of Prestige Wealth Inc. (the “Registrant”) registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Series A-1 Ordinary Warrants
Amount Registered | shares	70,833,335
Proposed Maximum Offering Price per Unit	0.6450
Maximum Aggregate Offering Price	$ 45,687,501.08
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,309.44
Offering Note	Pursuant to Rule 416 under the Securities Act, the Class A Ordinary Shares registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Series A-2 Ordinary Warrants
Amount Registered | shares	70,833,335
Proposed Maximum Offering Price per Unit	0.6450
Maximum Aggregate Offering Price	$ 45,687,501.08
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,309.44
Offering Note	Pursuant to Rule 416 under the Securities Act, the Class A Ordinary Shares registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act, the Class A Ordinary Shares registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

There are being registered under this registration statement such indeterminate number of Class A Ordinary Shares, warrants, and units as may be sold by the registrant from time to time, which collectively shall have an aggregate initial offering price not to exceed US$500,000,000. The securities registered hereunder also include such indeterminate number of Class A Ordinary Shares as may be issued upon conversion, exercise or exchange of warrants that provide for such conversion into, exercise for or exchange into Class A Ordinary Shares.

The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form F-3.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act, the Class A Ordinary Shares registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

There are being registered under this registration statement such indeterminate number of Class A Ordinary Shares, warrants, and units as may be sold by the registrant from time to time, which collectively shall have an aggregate initial offering price not to exceed US$500,000,000. The securities registered hereunder also include such indeterminate number of Class A Ordinary Shares as may be issued upon conversion, exercise or exchange of warrants that provide for such conversion into, exercise for or exchange into Class A Ordinary Shares.

The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form F-3.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act, the Class A Ordinary Shares registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

There are being registered under this registration statement such indeterminate number of Class A Ordinary Shares, warrants, and units as may be sold by the registrant from time to time, which collectively shall have an aggregate initial offering price not to exceed US$500,000,000. The securities registered hereunder also include such indeterminate number of Class A Ordinary Shares as may be issued upon conversion, exercise or exchange of warrants that provide for such conversion into, exercise for or exchange into Class A Ordinary Shares.

The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form F-3.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	-
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	Pursuant to Rule 416 under the Securities Act, the Class A Ordinary Shares registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

There are being registered under this registration statement such indeterminate number of Class A Ordinary Shares, warrants, and units as may be sold by the registrant from time to time, which collectively shall have an aggregate initial offering price not to exceed US$500,000,000. The securities registered hereunder also include such indeterminate number of Class A Ordinary Shares as may be issued upon conversion, exercise or exchange of warrants that provide for such conversion into, exercise for or exchange into Class A Ordinary Shares.

The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form F-3.